STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

Supplement dated May 24, 2010 to Statement of Additional Information dated July 31, 2009

1.	The information under the section “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” on page 39 with respect to the Multi-Manager Small Cap Fund is deleted and replaced with the following:

Fund	Sub-Advisers
Multi-Manager Small Cap Fund

Copper Rock Capital Partners LLC (“Copper Rock”)

Denver Investment Advisors, LLC (“Denver Investments”)

Hotchkis and Wiley Capital Management, LLC (“Hotchkis & Wiley”)

MetWest Capital

Riverbridge Partners, LLC (“Riverbridge”)

2.	The ownership and control information under the section entitled “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” on page 42 with respect to OFI is deleted and the following information is added:

Denver Investments

Denver Investments is a 100% employee-owned limited liability company with ownership divided among 27 investment professionals; with no single partner owning more than 11%. Denver Investments is located at 1225 17th Street, 26th Floor, Denver, CO 80202.

Hotchkis & Wiley

Hotchkis & Wiley is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are current and former employees of Hotchkis & Wiley, and Stephens – H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. George H. Davis, the chief executive officer of Hotchkis & Wiley, owns a controlling interest in HWCap Holdings. Hotchkis & Wiley is located at 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017.

3.	The information with respect to OFI that appears in the “PORTFOLIO MANAGERS” table under “Multi-Manager Small Cap Fund” on page 53 is deleted and replaced with the following:

Fund	Portfolio Manager
Multi-Manager Small Cap Fund	Denver Investments
Kris B. Herrick, CFA
Mark M. Adelmann, CFA
Derek R. Anguilm, CFA
Troy Dayton, CFA
Lisa Z. Ramirez, CFA

Hotchkis & Wiley
James B. Miles
David E. Green, CFA

4.	The information under the section entitled “Accounts Managed by the Portfolio Managers – Multi-Manager Small Cap Fund” on page 71 with respect to OFI is deleted and the following information is added:

Denver Investments

The table below discloses accounts within each type of category listed below for which Kris B Herrick, CFA was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2010.

Type of Accounts	Total # of Accounts Managed		Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0		$0	0	$0
Northern Institutional Funds:	0		$0	0	$0
Other Registered Investment Companies:	8		$740	1	$16
Other Pooled Investment Vehicles:	0		$0	0	$0
Other Accounts:	427	*	$646	0	$0

The table below discloses accounts within each type of category listed below for which Mark M. Adelmann, CFA was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2010.

Type of Accounts	Total # of Accounts Managed		Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0		$0	0	$0
Northern Institutional Funds:	0		$0	0	$0
Other Registered Investment Companies:	7		$738	1	$16
Other Pooled Investment Vehicles:	0		$0	0	$0
Other Accounts:	427	*	$646	0	$0

The table below discloses accounts within each type of category listed below for which Derek R. Anguilm, CFA was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2010.

Type of Accounts	Total # of Accounts Managed		Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0		$0	0	$0
Northern Institutional Funds:	0		$0	0	$0
Other Registered Investment Companies:	7		$738	1	$16
Other Pooled Investment Vehicles:	0		$0	0	$0
Other Accounts:	427	*	$646	0	$0

*	Includes 352 Wrap Accounts which are smaller than typical institutional accounts.

The table below discloses accounts within each type of category listed below for which Troy Dayton, CFA was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2010.

Type of Accounts	Total # of Accounts Managed		Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0		$0	0	$0
Northern Institutional Funds:	0		$0	0	$0
Other Registered Investment Companies:	7		$738	1	$16
Other Pooled Investment Vehicles:	0		$0	0	$0
Other Accounts:	427	*	$646	0	$0

The table below discloses accounts within each type of category listed below for which Lisa Z. Ramirez, CFA was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2010.

Type of Accounts	Total # of Accounts Managed		Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0		$0	0	$0
Northern Institutional Funds:	0		$0	0	$0
Other Registered Investment Companies:	7		$738	1	$16
Other Pooled Investment Vehicles:	0		$0	0	$0
Other Accounts:	427	*	$646	0	$0

Hotchkis & Wiley

The table below discloses accounts within each type of category listed below for which James B. Miles was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2010.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	16	$7,586	1	$1,986
Other Pooled Investment Vehicles:	2	$106.3	0	$0
Other Accounts:	67	$8,032	3	$215.2

*	Includes 352 Wrap Accounts which are smaller than typical institutional accounts.

The table below discloses accounts within each type of category listed below for which David E. Green, CFA was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2010.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	16	$7,586	1	$1,986
Other Pooled Investment Vehicles:	2	$106.3	0	$0
Other Accounts:	67	$8,032	3	$215.2

5.	The information in “Material Conflicts of Interest – Multi-Manager Small Cap Fund” on page 83 with respect to OFI is deleted and the following information as of May 11, 2010 is added:

Denver Investments

Denver Investments has adopted policies and procedures that address potential conflicts of interest that may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account, such as conflicts relating to the allocation of limited investment opportunities, the order of executing transactions when the aggregation of the order is not possible, personal investing activities, structure of portfolio manager compensation, conflicting investment strategies and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, Denver Investments believes that its policies and procedures and associated controls relating to potential material conflicts of interest involving the Multi-Manager Small Cap Fund and its other managed funds and accounts have been reasonably designed.

Denver Investments pays for research services consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”). For trades executed by an executing broker with a “third party” research arrangement, Denver Investments negotiates the cost of executing the trade with the remaining portion going towards credits to pay for the “third party” research. For trades executed by brokers with a “proprietary” research arrangement, Denver Investments does not know the exact execution costs as the commission is bundled, but estimates that 1 to 2 cents a share is for trade execution services. If a research service includes content that is both eligible and non-eligible research (“mixed use”), Denver Investments allocates the cost based on use between the eligible and non-eligible research and pays the non-eligible portion directly with hard dollars.

Hotchkis & Wiley

Hotchkis & Wiley’s investment team also manages institutional accounts and other mutual funds in several different investment strategies. The portfolios within an investment strategy are managed using a target portfolio; however, each portfolio may have different restrictions, cash flows, tax and other relevant considerations, which may preclude a portfolio from participating in certain transactions for that investment strategy. Consequently, the performance of portfolios may vary due to these different considerations. The investment team may place transactions for one investment strategy that are directly or indirectly contrary to investment decisions made on behalf of another investment strategy. Hotchkis & Wiley may be restricted from purchasing more than a limited percentage of outstanding shares of a company. If a company is a viable investment for more than one investment strategy, Hotchkis & Wiley has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably.

Different types of accounts and investment strategies may have different fee structures. Additionally, certain accounts pay Hotchkis & Wiley performance-based fees, which may vary depending on how well the account performs compared to a benchmark. Because such fee arrangements have the potential to create an incentive for Hotchkis & Wiley to favor such accounts in making investment decisions and allocations, Hotchkis & Wiley has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably, including in respect of allocation decisions, such as initial public offerings.

Hotchkis & Wiley places orders for the purchase and sale of portfolio investments for accounts and buy and sell investments for accounts through a substantial number of brokers and dealers. In so doing, Hotchkis & Wiley uses its best efforts to obtain for accounts the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Hotchkis & Wiley, having in mind each account’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the Exchange Act, Hotchkis & Wiley may cause an account to pay a broker-dealer which provides “brokerage and research services” (as defined in the Exchange Act) to Hotchkis & Wiley an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for such account on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction.

Since accounts are managed to a target portfolio by Hotchkis & Wiley’s investment team, adequate time and resources are consistently applied to all accounts in the same investment strategy.

6.	The information in “Portfolio Manager Compensation Structure – Sub-Advisers – Multi-Manager Small Cap Fund” on page 93 with respect to OFI is deleted and the following information as of May 11, 2010 is added:

Denver Investments

Denver Investments is a limited liability company with “members” or “partners” as the owners of the firm. The compensation structure for partners versus employees differs such that a separate description of portfolio managers’ compensation is required for those portfolio managers who are partners and those who are not partners.

As a portfolio manager and partner of Denver Investments, the primary compensation comes from a base salary and a predetermined percentage of distributed profit. Additionally, the management committee of Denver Investments may award an incentive compensation bonus to partners who significantly exceed expectations over an extended period. The criteria for the incentive compensation pool includes the following factors: investment performance, growth and/or retention of assets, profitability and intangibles.

There is a composite of similarly managed accounts for each investment style at Denver Investments, and each fund is included in the appropriate composite. The investment performance criteria emphasizes pre-tax long-term (3-5 years when available) results of the composites compared against the appropriate benchmark index, which for the Multi-Manager Small Cap Fund would be the benchmark index disclosed in the Fund’s prospectus. Denver Investments may also consider other peer group data in the comparison, as considered appropriate.

Non-partner portfolio manager compensation consists of a base salary, discretionary firm profit sharing and predetermined potential bonus. A portion of the bonus is determined by the overall pre-tax performance of the investment management accounts managed by the non-partner portfolio manager (including the Multi-Manager Small Cap Fund) in comparison to the applicable benchmark index and peer group data in the same manner as described above for partners. The remaining portion of the bonus is subjective, based primarily on the portfolio manager’s contributions to the investment process, stock selection and teamwork.

Both partner and non-partner portfolio managers can also participate in Denver Investments’ defined contribution retirement plan, which includes normal matching provisions and a discretionary contribution in accordance with applicable tax regulations. There are no material differences between how Denver Investments portfolio managers are compensated for the Fund and for other managed accounts.

Hotchkis & Wiley

Hotchkis & Wiley’s investment team, including portfolio managers, is compensated in various forms, which may include a base salary, an annual bonus, and equity ownership. Compensation is used to reward, attract and retain high quality investment professionals. The investment team is evaluated and accountable at three levels. The first level is individual contribution to the research and decision-making process, including the quality of work achieved. The second level is teamwork, generally evaluated through contribution within sector teams. The third level pertains to overall portfolio and firm performance.

Salaries and bonuses for investment professionals are determined by the Chief Executive Officer of Hotchkis & Wiley using tools which may include annual evaluations, compensation surveys, feedback from other employees and advice from members of the firm’s Executive and Compensation Committees. The amount of the bonus is determined by the total amount of the firm’s bonus pool available for the year, which is generally a function of revenues. No investment professional receives a bonus that is a pre-determined percentage of revenues or net income. Compensation is thus subjective rather than formulaic.

The majority of the portfolio managers own equity in the Hotchkis & Wiley. Hotchkis & Wiley believes that the employee ownership structure of the firm will be a significant factor in ensuring a motivated and stable employee base going forward. Hotchkis & Wiley believes that the combination of competitive compensation levels and equity ownership provides Hotchkis & Wiley with a demonstrable advantage in the retention and motivation of employees. Portfolio managers who own equity in Hotchkis & Wiley receive their pro rata share of Hotchkis & Wiley’s profits. Investment professionals may also receive contributions under Hotchkis & Wiley’s profit sharing/401(k) plan.

Finally, Hotchkis & Wiley maintains a bank of unallocated equity to be used for those individuals whose contributions to the firm grow over time. If any owner should retire or leave the firm, Hotchkis & Wiley has the right to repurchase their ownership to place back in the equity bank. There are no material differences between how Hotchkis & Wiley portfolio managers are compensated for the Fund and for other managed accounts.

7.	The information regarding OFI under the section entitled “Disclosure of Securities Ownership” on page 96 is deleted and the following information as of May 21, 2010 is added:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Denver Investments
Kris B. Herrick, CFA	Multi-Manager Small Cap Fund	$0
Mark M. Adelmann, CFA	Multi-Manager Small Cap Fund	$0
Derek R. Anguilm, CFA	Multi-Manager Small Cap Fund	$0
Troy Dayton, CFA	Multi-Manager Small Cap Fund	$0
Lisa Z. Ramirez, CFA	Multi-Manager Small Cap Fund	$0
		$0
Hotchkis & Wiley		$0
James B. Miles	Multi-Manager Small Cap Fund	$0
David E. Green, CFA	Multi-Manager Small Cap Fund	$0